Deferred income tax asset and liability - Disclosure of temporary difference unused tax losses and unused tax credits explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	S/ (140,653)	S/ (75,712)
Tax loss [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	22,400	23,686
Deferred service income [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	5,386	6,975
Provision for loan portfolio and other provisions [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	3,859	261,713
Net deferred tax assets and liabilities [abstract]
Net deferred tax assets	200,241
Right-of-use assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	436	2,787
Net deferred tax assets and liabilities [abstract]
Net deferred tax assets	2,299
Others [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	15,402	30,912
Net deferred tax assets and liabilities [abstract]
Net deferred tax assets	16,793
Net unrealized losses from fluctuation in investments through other comprehensive income [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	0	8,263
Net deferred tax assets and liabilities [abstract]
Net deferred tax assets	4,542
Leveling of assets and liabilities [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	0	7,474
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	(21,741)
Unrealized loss from derivatives [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	0	6,407
Net deferred tax assets and liabilities [abstract]
Net deferred tax assets	7,743
Deferred income from indirect credits (stand-by letters) [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	0	2,272
Net deferred tax assets and liabilities [abstract]
Net deferred tax assets	3,629
Modification of rescheduled loan cash flows [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	0	731
Net deferred tax assets and liabilities [abstract]
Net deferred tax assets	580
Deferred cost of POS affiliation and registration [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(22,708)	(25,348)
Deemed cost of fixed assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(2,950)	(60,731)
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	(56,481)
Past-due and refinanced loans [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	0	(121,928)
Recording of past-due and refinanced loans [Member]
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	(149,111)
Amortization of intangible assets, net [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	0	(84,552)
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	(76,149)
Higher value of intangibles generated by business combination, Note 1(b)
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	(68,636)	(74,744)
Higher value of property, furniture and equipment and right-of-use generated by business combination, Note 1(d)
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	(889)	(968)
Others [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(2,619)	(2,725)
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	(3,473)
Total Deferred Income Tax Asset Net [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability Asset	19,206	55,936
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax Liability Asset	19,206	55,936
Total Deferred Income Tax Liability Net [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability Asset	(140,653)	(75,712)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax Liability Asset	S/ (140,653)	S/ (75,712)